QUARTERLY FINANCIAL INFORMATION (Unaudited) (Tables)	12 Months Ended
Dec. 29, 2012
QUARTERLY FINANCIAL INFORMATION (Unaudited)
Quarterly Financial Information

(In millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2012
Net sales	$1,483.3	$1,532.3	$1,487.8	$1,532.2
Gross profit	387.6	399.8	392.0	397.7
Income from continuing operations	46.3	51.3	38.1	33.4
Income (loss) from discontinued operations, net of tax	(2.4)	12.9	20.2	15.6
Net income	43.9	64.2	58.3	49.0
Net income (loss) per common share:
Continuing operations	.44	.50	.38	.33
Discontinued operations	(.02)	.12	.20	.16
Net income per common share	.42	.62	.58	.49
Net income (loss) per common share, assuming dilution:
Continuing operations	.44	.49	.37	.33
Discontinued operations	(.03)	.13	.20	.15
Net income per common share, assuming dilution	.41	.62	.57	.48

2011
Net sales	$1,526.5	$1,544.8	$1,500.4	$1,454.6
Gross profit	399.5	396.4	366.9	358.6
Income from continuing operations	36.9	53.1	35.4	29.0
Income (loss) from discontinued operations, net of tax	7.9	20.2	14.4	(6.8)
Net income	44.8	73.3	49.8	22.2
Net income (loss) per common share:
Continuing operations	.35	.50	.33	.27
Discontinued operations	.08	.19	.14	(.06)
Net income per common share	.43	.69	.47	.21
Net income (loss) per common share, assuming dilution:
Continuing operations	.35	.50	.33	.27
Discontinued operations	.07	.19	.14	(.06)
Net income per common share, assuming dilution	.42	.69	.47	.21

Summary of other expense, net by type for each quarter

(In millions)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2012
Restructuring costs:
Severance and related costs	$5.8	$9.8	$17.6	$16.4
Asset impairment and lease cancellation charges	1.5	.7	1.5	3.1
Other items:
Indefinite-lived intangible asset impairment charge	–	–	–	7.0
Gain on sale of product line	–	(.6)	–	–
Costs associated with exiting product lines	–	–	2.1	1.8
OCP divestiture-related costs (1)	.4	1.6	.7	–

Other expense, net	$7.7	$11.5	$21.9	$28.3

2011
Restructuring costs:
Severance and related costs	$2.7	$7.2	$14.6	$11.0
Asset impairment and lease cancellation charges	3.3	.1	.3	5.3
Other items:
Gain on sale of product line	–	–	–	(5.6)
Loss from debt extinguishments	–	–	–	.7
Legal settlements	(1.7)	–	.5	–
OCP divestiture-related costs (1)	–	1.0	2.7	4.5

Other expense, net	$4.3	$8.3	$18.1	$15.9

(1)
Represents the portion in continuing operations